Provisions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Provisions

17.	Provisions

	2024						2023
Item	At beginning	Increases	Decreases		Recoveries	At end	At end
	ARS 000	ARS 000	ARS 000		ARS 000	ARS 000	ARS 000

Current

Provision for lawsuits and claims	3,536,823	2,487,563	(2,253,376	)(1)	(830,766)	2,940,244	3,536,823
Total 2024	3,536,823	2,487,563	(2,253,376)		(830,766)	2,940,244
Total 2023	312,728	3,568,122 (2)	(296,740	)(1)	(47,285)		3,536,823

Non-current

Provision for wind and solar farms dismantling	2,095,659	82,782	(1,133,304	)(1)	—	1,045,137	2,095,659
Total 2024	2,095,659	82,782	(1,133,304)		—	1,045,137
Total 2023	402,628	1,938,268	(245,237	)(1)	—		2,095,659

(1)	Relates to the effect of the inflation for the year.
(2)	Includes 2,507,690 that were added to the Company’s equity through the business combinations described in Note 2.2.20.